14. EMPLOYEE STOCK PLANS (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Employee Stock Plans Details Narrative
Compensation expense related to ESOP	$ 524	$ 435	$ 522
Compensation cost charged against income for share-based compensation plans	503	531	404
Stock options granted	50,220	46,240	39,920
Weighted average fair value Per option	$ 5.05	$ 4.68	$ 4.23
Intrinsic value of options exercised	484	257	13
Fair value of options vested	518	333	102
Net cash received from options exercised under all share-based payment arrangements	1,023
Actual tax benefit in stockholders' equity realized for the tax deductions from option exercise of the share based payment arrangements and the tax effect of restricted stock vesting	29
Unrecognized compensation cost related to non vested share based compensation arrangements granted under the Company's stock option plans	667
Weighted average period of unrecognized compensation cost related to non-vested share-based compensation arrangements	24 months 15 days
Fair value of restricted stock vested and the fair value of shares vested as direct compensation	458	139	172
Unrecognized compensation cost related to non vested share based compensation arrangements granted under the Company's stock award plans	$ 604
Weighted Average period of unrecognized compensation cost related to non vested share based compensation arrangements granted under the Company's stock award plans	1 year 11 months 25 days